Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments

Future minimum payments under all operating and capital lease agreements as of December 31, 2014, are as follows (in thousands):

	Operating	Capital
2015	$5,350	$107
2016	5,893	80
2017	6,337
2018	6,099	—
2019	6,225	—
Thereafter	5,707	—

Total	$35,611	187

Less: Portion representing interest		9

Capital Lease Obligation		$178